Property and Equipment, Net	12 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Property and equipment, net

5. Property and equipment, net

Property and equipment consisted of the following:

	As of June 30,
	2025	2026
	RMB	RMB
Building(1)	34,791,400	34,791,400
Electronic equipment	212,490	107,368
Office equipment	321,785	321,785
Vehicles	890,761	1,173,858
Leasehold and property improvement	1,771,349	1,585,851
Total	37,987,785	37,980,262

Less: accumulated depreciation and amortization	6,476,688	8,417,191
Less: accumulated impairment losses	-	3,798,284
Property and equipment, net	31,511,097	25,764,787

Depreciation expenses for the years ended June 30, 2024, 2025 and 2026 were RMB2,187,449, RMB2,218,894, and RMB2,225,867, respectively.

During the year ended June 30, 2026, the Group identified indicators of impairment related to property and equipment, as a result of a recurring decline in business operations. The Group performed an impairment assessment in accordance with ASC 360 and recognized an impairment loss of RMB3,798,284 for the year ended June 30, 2026, representing the excess of the carrying amount of the relevant asset group over its estimated fair value. The fair value of the building was determined based on a valuation report issued by an independent third-party valuation firm as of June 30, 2026. The valuation firm adopted the market approach, under which the fair value was estimated based on the prices of comparable properties, with adjustments made for differences in relevant characteristics between the subject properties and the comparable properties, including location, property condition, age, and other relevant factors. The impairment loss was recognized in the consolidated statements of operations and comprehensive loss under “Impairment loss on long-lived assets” for the year ended June 30, 2026.

(1)	The Group mortgaged this building to obtain a line of credit in RMB7,000,000 from Rural Commercial Bank, with a five-year term from June 24, 2022 to June 23, 2027. On September 8, 2022, Youba Tech obtained additional line of credit of RMB5,200,000 from Rural Commercial Bank, with a five-year term from September 8, 2022 to September 7, 2027. The building is also pledged to secure for this line of credit.